SCHEDULE OF INVESTMENTS

ROYCE SMALL-CAP TRUST

MARCH 31, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 95.8%

Communication Services – 1.7%
Diversified Telecommunication Services - 0.3%
Cogent Communications Holdings	127	$7,786
IDT Corporation Cl. B	84,588	4,340,210
Liberty Latin America Cl. C [1]	83,228	516,846
		4,864,842
Entertainment - 0.4%
IMAX Corporation [1]	262,660	6,921,091
Interactive Media & Services - 0.7%
Cars.com [1]	43,344	488,487
QuinStreet [1]	203,754	3,634,971
Shutterstock	6,126	114,127
TripAdvisor [1]	68,811	975,052
Yelp [1]	54,541	2,019,653
Ziff Davis [1]	138,368	5,199,870
		12,432,160
Media - 0.2%
AMC Networks Cl. A [1]	123,834	851,978
John Wiley & Sons Cl. A	9,987	445,021
Scholastic Corporation	38,004	717,515
TEGNA	67,681	1,233,148
Thryv Holdings [1]	119,060	1,525,159
		4,772,821
Wireless Telecommunication Services - 0.1%
Gogo [1]	165,424	1,425,955
Total		30,416,869

Consumer Discretionary – 8.9%
Automobile Components - 2.0%
Dorman Products [1]	128,552	15,495,658
Garrett Motion	398,268	3,333,503
LCI Industries	105,814	9,251,318
Modine Manufacturing [1]	42,692	3,276,611
Patrick Industries	46	3,890
PHINIA	36,103	1,531,850
Standard Motor Products	36,714	915,280
Visteon Corporation [1]	43,139	3,348,449
		37,156,559
Broadline Retail - 0.0%
Etsy [1]	8,266	389,990
Diversified Consumer Services - 1.3%
Bright Horizons Family Solutions [1]	4,000	508,160
OneSpaWorld Holdings	30,000	503,700
Perdoceo Education	82,076	2,066,674
Strategic Education	5,666	475,717
Stride [1]	24,780	3,134,670
Universal Technical Institute [1]	639,032	16,410,342
		23,099,263
Hotels, Restaurants & Leisure - 0.4%
DraftKings Cl. A [1]	8,000	265,680
Kura Sushi USA Cl. A [1]	5,500	281,600
Life Time Group Holdings [1]	26,000	785,200
Lindblad Expeditions Holdings [1]	373,700	3,464,199
Monarch Casino & Resort	18,285	1,421,659
		6,218,338
Household Durables - 1.5%
Cavco Industries [1]	14,700	7,638,561
Champion Homes [1]	13,828	1,310,341
Ethan Allen Interiors	27,113	751,030
Helen of Troy [1]	14,333	766,672
Installed Building Products	46,226	7,925,910
La-Z-Boy	11,271	440,583
M/I Homes [1]	53,134	6,066,840
Meritage Homes	5,096	361,205
Sonos [1]	23,766	253,583
Tri Pointe Homes [1]	28,454	908,252
Worthington Enterprises	32,039	1,604,834
		28,027,811
Leisure Products - 0.5%
Brunswick Corporation	51,469	2,771,605
YETI Holdings [1]	165,878	5,490,562
		8,262,167
Specialty Retail - 2.8%
Abercrombie & Fitch Cl. A [1]	5,151	393,382
Academy Sports & Outdoors	245,403	11,192,831
Advance Auto Parts	250,532	9,823,360
Asbury Automotive Group [1]	15,500	3,423,020
AutoCanada [1]	625,600	7,090,467
Buckle (The)	26,503	1,015,595
Guess?	77,366	856,441
Monro	22,524	325,922
Murphy USA	2,020	949,016
ODP Corporation (The) [1]	16,583	237,634
OneWater Marine Cl. A [1]	209,873	3,395,745
Signet Jewelers	95,544	5,547,285
Valvoline [1]	207,627	7,227,496
		51,478,194
Textiles, Apparel & Luxury Goods - 0.4%
Carter’s	12,465	509,819
G-III Apparel Group [1]	37,891	1,036,319
Kontoor Brands	30,690	1,968,150
Movado Group	63,821	1,067,087
Ralph Lauren Cl. A	14,350	3,167,619
Steven Madden	8,032	213,972
		7,962,966
Total		162,595,288

Consumer Staples – 2.4%
Consumer Staples Distribution & Retail - 0.2%
Andersons (The)	15,922	683,531
Guardian Pharmacy Services Cl. A [1]	38,000	807,880
PriceSmart	21,566	1,894,573
		3,385,984
Food Products - 1.7%
Cal-Maine Foods	14,308	1,300,597
Freshpet [1]	5,750	478,228
John B. Sanfilippo & Son	16,246	1,151,192
Nomad Foods	486,865	9,566,897
Seneca Foods Cl. A [1]	183,460	16,335,278
WK Kellogg	140,895	2,808,037
		31,640,229
Household Products - 0.1%
Central Garden & Pet [1]	41,128	1,507,753
Central Garden & Pet Cl. A [1]	265	8,673
WD-40 Company	1,028	250,832
		1,767,258
Personal Care Products - 0.4%
Interparfums	43,783	4,985,570
USANA Health Sciences [1]	42,744	1,152,806
		6,138,376
Tobacco - 0.0%
Universal Corporation	6,796	380,916
Total		43,312,763

Energy – 2.3%
Energy Equipment & Services - 1.4%
Bristow Group [1]	219,464	6,930,673
Cactus Cl. A	27,367	1,254,230
Core Laboratories	130,893	1,962,086
Helix Energy Solutions Group [1]	51,670	429,378
Helmerich & Payne	22,976	600,133
Liberty Energy Cl. A	34,305	543,048
Pason Systems	1,083,088	9,897,229
ProPetro Holding Corp. [1]	40,050	294,367
RPC	328,005	1,804,028
Weatherford International	34,942	1,871,144
		25,586,316
Oil, Gas & Consumable Fuels - 0.9%
California Resources	15,880	698,243
Core Natural Resources	40,696	3,137,662
CVR Energy	82,172	1,594,137
Dorchester Minerals L.P.	279,148	8,396,772
International Seaways	18,097	600,820
REX American Resources [1]	36,020	1,353,271
World Kinect	25,164	713,651
		16,494,556
Total		42,080,872

Financials – 23.6%
Banks - 5.1%
Atlantic Union Bankshares	33,000	1,027,620
Axos Financial [1]	21,697	1,399,890
Banc of California	309,705	4,394,714
Bancorp (The) [1]	7,180	379,391
Bank of N.T. Butterfield & Son	226,503	8,815,497
BankUnited	276,987	9,539,432
Cathay General Bancorp	45,551	1,960,060
Central Pacific Financial	13,649	369,069
Coastal Financial [1]	23,109	2,089,285
Customers Bancorp [1]	32,247	1,618,799
Eagle Bancorp	33,437	702,177
Esquire Financial Holdings	17,402	1,311,763
First Bancorp	14,000	561,960
First BanCorp	30,324	581,311
First Citizens BancShares Cl. A	3,282	6,085,222
First Commonwealth Financial	96,111	1,493,565
First Financial Bancorp	111,992	2,797,560
First Financial Bankshares	55,139	1,980,593
German American Bancorp	48,177	1,806,638
Glacier Bancorp	5,000	221,100
Hanmi Financial	171,558	3,887,504
HBT Financial	27,347	612,846
Hingham Institution for Savings	14,999	3,566,762
Home BancShares	152,117	4,300,348
Metropolitan Bank Holding [1]	64,938	3,635,879
Northeast Bank	22,273	2,038,870
OceanFirst Financial	146,018	2,483,766
Origin Bancorp	270,640	9,383,089
Pathward Financial	13,475	983,001
Preferred Bank	23,591	1,973,623
Provident Financial Services	44,601	765,799
S&T Bancorp	35,135	1,301,752
Seacoast Banking Corporation of Florida	18,500	476,005
Southside Bancshares	14,641	424,003
TowneBank	45,000	1,538,550
TrustCo Bank Corp NY	9,403	286,603
Veritex Holdings	14,000	349,580
WaFd	15,472	442,190
Westamerica Bancorporation	36,389	1,842,375
Western Alliance Bancorp	55,415	4,257,535
WSFS Financial	8,732	452,929
		94,138,655
Capital Markets - 7.4%
Acadian Asset Management	49,549	1,281,337
Ares Management Cl. A	34,800	5,102,028
Artisan Partners Asset Management Cl. A	245,935	9,616,059
Bolsa Mexicana de Valores	1,723,106	2,871,212
Cohen & Steers	15,255	1,224,214
Donnelley Financial Solutions [1]	35,500	1,551,705
Evercore Cl. A	2,223	443,978
GCM Grosvenor Cl. A	801,494	10,603,766
Houlihan Lokey Cl. A	22,162	3,579,163
Lazard	117,157	5,072,898
Marex Group	296,667	10,478,278
MarketWise Cl. A	500,000	246,800
Morningstar	11,289	3,385,232
Onex Corporation	173,237	11,594,076
Perella Weinberg Partners Cl. A	184,264	3,390,458
SEI Investments	314,994	24,452,984
Silvercrest Asset Management Group Cl. A	23,192	379,421
Sprott	264,413	11,845,805
StoneX Group [1]	29,181	2,228,845
Tel Aviv Stock Exchange [2]	221,179	2,608,286
TMX Group	478,421	17,467,245
Victory Capital Holdings	53,668	3,105,767
Virtu Financial Cl. A	65,000	2,477,800
		135,007,357
Consumer Finance - 0.8%
Bread Financial Holdings	64,301	3,220,194
Encore Capital Group [1]	25,000	857,000
Enova International [1]	47,285	4,565,840
FirstCash Holdings	38,270	4,604,646
PROG Holdings	32,925	875,805
World Acceptance [1]	11,123	1,407,616
		15,531,101
Financial Services - 2.3%
Banco Latinoamericano de Comercio Exterior Cl. E	114,899	4,205,303
Burford Capital	175,000	2,311,750
Cantaloupe [1]	72,000	566,640
Compass Diversified Holdings	139,666	2,607,564
ECN Capital	888,800	1,593,485
Jackson Financial	9,318	780,662
Merchants Bancorp	150,312	5,561,544
Mr. Cooper Group [1]	27,182	3,250,967
NCR Atleos [1]	53,373	1,407,980
NewtekOne	314,894	3,766,132
NMI Holdings [1]	133,959	4,829,222
Payoneer Global [1]	216,254	1,580,817
Radian Group	89,446	2,957,979
Shift4 Payments Cl. A [1]	50,000	4,085,500
Walker & Dunlop	37,019	3,159,942
		42,665,487
Insurance - 8.0%
Abacus Global Management [1]	355,431	2,662,178
Ambac Financial Group [1]	57,003	498,776
AMERISAFE	48,560	2,551,828
Assured Guaranty	339,015	29,867,222
Axis Capital Holdings	68,366	6,853,008
Berkley (W.R.)	110,054	7,831,443
E-L Financial	21,650	19,151,836
Employers Holdings	38,683	1,958,907
Erie Indemnity Cl. A	22,600	9,470,530
Genworth Financial [1]	75,596	535,976
Hagerty Cl. A [1]	485,700	4,390,728
HCI Group	12,018	1,793,446
International General Insurance Holdings	708,297	18,635,294
Lincoln National	40,287	1,446,706
Mercury General	19,417	1,085,410
ProAssurance Corporation [1]	225,600	5,267,760
RenaissanceRe Holdings	27,941	6,705,840
RLI Corp.	82,472	6,624,976
SiriusPoint [1]	148,142	2,561,375
Skyward Specialty Insurance Group [1]	84,427	4,467,877
White Mountains Insurance Group	6,604	12,718,049
		147,079,165
Total		434,421,765

Health Care – 9.9%
Biotechnology - 2.3%
ADMA Biologics [1]	360,185	7,146,070
Alkermes [1]	47,187	1,558,115
Alvotech [1]	27,000	261,090
Arcutis Biotherapeutics [1]	138,307	2,163,122
ARS Pharmaceuticals [1]	69,500	874,310
Blueprint Medicines [1]	9,285	821,815
BridgeBio Pharma [1]	98,877	3,418,178
CareDx [1]	22,000	390,500
Catalyst Pharmaceuticals [1]	463,844	11,248,217
Dynavax Technologies [1]	19,580	253,953
89bio [1]	34,000	247,180
Halozyme Therapeutics [1]	80,327	5,125,666
Insmed [1]	48,062	3,666,650
Ironwood Pharmaceuticals Cl. A [1]	709,188	1,042,506
Protagonist Therapeutics [1]	12,255	592,652
PureTech Health [1,2]	120,000	223,155
Soleno Therapeutics [1]	2,074	148,187
United Therapeutics [1]	10,000	3,082,700
		42,264,066
Health Care Equipment & Supplies - 3.4%
Alphatec Holdings [1]	295,810	2,999,513
Embecta Corp.	41,700	531,675
Enovis Corporation [1]	452,937	17,306,723
Envista Holdings [1]	167,046	2,883,214
Establishment Labs Holdings [1]	3,638	148,448
Haemonetics Corporation [1]	258,154	16,405,687
Integer Holdings [1]	45,700	5,393,057
Lantheus Holdings [1]	41,050	4,006,480
Omnicell [1]	16,037	560,653
OraSure Technologies [1]	25,613	86,316
QuidelOrtho Corporation [1]	34,105	1,192,652
TransMedics Group [1]	150,000	10,092,000
Varex Imaging [1]	29,213	338,871
		61,945,289
Health Care Providers & Services - 0.6%
Addus HomeCare [1]	7,567	748,301
AMN Healthcare Services [1]	11,730	286,916
Astrana Health [1]	6,715	208,232
Concentra Group Holdings Parent	77,388	1,679,320
CorVel Corporation [1]	5,861	656,256
Owens & Minor [1]	77,993	704,277
PACS Group [1]	128,954	1,449,443
Pediatrix Medical Group [1]	189,054	2,739,392
Progyny [1]	37,901	846,708
Select Medical Holdings	95,900	1,601,530
Talkspace [1]	39,260	100,506
		11,020,881
Health Care Technology - 0.2%
Certara [1]	228,105	2,258,240
Simulations Plus	37,339	915,552
Veradigm [1,2]	186,617	793,122
		3,966,914
Life Sciences Tools & Services - 1.9%
Azenta [1]	219,100	7,589,624
BioLife Solutions [1]	165,181	3,772,734
Bio-Techne	130,411	7,645,997
Maravai LifeSciences Holdings Cl. A [1]	27,407	60,570
Mesa Laboratories	93,188	11,057,688
Stevanato Group	216,934	4,429,792
		34,556,405
Pharmaceuticals - 1.5%
Amphastar Pharmaceuticals [1]	18,816	545,476
Axsome Therapeutics [1]	6,250	728,938
Collegium Pharmaceutical [1]	46,401	1,385,070
Corcept Therapeutics [1]	142,300	16,253,506
Harmony Biosciences Holdings [1]	78,385	2,601,598
Harrow [1]	4,250	113,050
Innoviva [1]	62,434	1,131,928
Organon & Co	36,287	540,313
Prestige Consumer Healthcare [1]	56,300	4,840,111
Supernus Pharmaceuticals [1]	21,268	696,527
		28,836,517
Total		182,590,072

Industrials – 22.8%
Aerospace & Defense - 1.1%
AeroVironment [1]	2,000	238,380
Karman Holdings [1]	70,448	2,354,372
Kratos Defense & Security Solutions [1]	178,165	5,289,719
Leonardo DRS	94,903	3,120,411
Magellan Aerospace	943,092	8,421,342
National Presto Industries	3,809	334,849
		19,759,073
Air Freight & Logistics - 0.2%
Forward Air [1]	72,040	1,447,284
Hub Group Cl. A	44,790	1,664,844
		3,112,128
Building Products - 1.3%
AAON	34,928	2,728,925
American Woodmark [1]	6,370	374,747
Apogee Enterprises	31,771	1,471,951
AZZ	20,000	1,672,200
Carlisle Companies	4,620	1,573,110
Gibraltar Industries [1]	28,032	1,644,357
Insteel Industries	7,741	203,588
Janus International Group [1]	334,442	2,407,982
MasterBrand [1]	175,513	2,292,200
Quanex Building Products	29,587	550,022
Resideo Technologies [1]	50,200	888,540
Simpson Manufacturing	14,900	2,340,492
UFP Industries	60,384	6,463,503
		24,611,617
Commercial Services & Supplies - 2.6%
ACV Auctions Cl. A [1]	102,800	1,448,452
Brady Corporation Cl. A	265,239	18,736,483
CompX International Cl. A	183,197	3,795,842
Healthcare Services Group [1]	576,382	5,809,931
HNI Corporation	18,736	830,942
Liquidity Services [1]	147,586	4,576,642
RB Global	40,437	4,055,831
UniFirst Corporation	10,100	1,757,400
Vestis Corporation	557,645	5,520,685
VSE Corporation	3,250	389,967
		46,922,175
Construction & Engineering - 4.2%
APi Group [1]	492,120	17,598,211
Arcosa	207,269	15,984,585
IES Holdings [1]	123,638	20,413,870
Limbach Holdings [1]	32,487	2,419,307
MasTec [1]	78,980	9,217,756
Sterling Infrastructure [1]	32,107	3,634,834
Valmont Industries	27,584	7,871,646
		77,140,209
Electrical Equipment - 1.6%
Atkore	52,778	3,166,152
LSI Industries	496,657	8,443,169
Nextracker Cl. A [1]	102,843	4,333,804
Powell Industries	57,503	9,794,486
Preformed Line Products	32,816	4,597,194
		30,334,805
Ground Transportation - 0.3%
Hertz Global Holdings [1]	239,496	943,614
Landstar System	31,371	4,711,924
Ryder System	4,300	618,383
		6,273,921
Machinery - 5.5%
Alamo Group	2,350	418,793
Atmus Filtration Technologies	212,284	7,797,191
ATS Corporation [1]	21,500	535,913
Enpro	38,297	6,196,072
ESAB Corporation	125,317	14,599,431
ESCO Technologies	54,234	8,629,714
Franklin Electric	3,973	372,985
Helios Technologies	44,900	1,440,841
JBT Marel	118,325	14,459,315
Kadant	26,072	8,783,918
Lincoln Electric Holdings	3,984	753,613
Lindsay Corporation	63,313	8,010,361
Miller Industries	50,932	2,157,989
Mueller Industries	15,622	1,189,459
RBC Bearings [1]	5,200	1,673,204
REV Group	32,557	1,028,801
Standex International	6,327	1,021,115
Tennant Company	80,500	6,419,875
Timken Company (The)	68,051	4,890,825
Titan International [1]	101,705	853,305
Wabash National	55,881	617,485
Watts Water Technologies Cl. A	46,400	9,461,888
		101,312,093
Marine Transportation - 0.3%
Kirby Corporation [1]	50,692	5,120,399
Passenger Airlines - 0.1%
SkyWest [1]	23,933	2,091,026
Sun Country Airlines Holdings [1]	43,998	542,056
		2,633,082
Professional Services - 2.2%
CBIZ [1,3]	108,915	8,262,292
CSG Systems International	14,255	862,000
Dun & Bradstreet Holdings	211,141	1,887,600
Exponent	29,542	2,394,674
Forrester Research [1]	389,047	3,594,794
Franklin Covey [1]	175,081	4,835,737
Heidrick & Struggles International	28,385	1,215,730
KBR	139,154	6,931,261
Korn Ferry	111,567	7,567,590
Paylocity Holding [1]	3,000	562,020
Resources Connection	44,087	288,329
Robert Half	11,685	637,417
Verra Mobility Cl. A [1]	41,761	940,040
		39,979,484
Trading Companies & Distributors - 3.4%
Air Lease Cl. A	365,637	17,663,923
Applied Industrial Technologies	18,500	4,168,790
Boise Cascade	3,606	353,713
Distribution Solutions Group [1]	92,384	2,586,752
DNOW [1]	106,375	1,816,885
FTAI Aviation	100,618	11,171,617
GMS [1]	3,769	275,778
MSC Industrial Direct Cl. A	61,317	4,762,491
Rush Enterprises Cl. A	33,650	1,797,246
Teqnion [1,2]	191,300	3,221,256
Transcat [1]	156,223	11,630,802
WESCO International	14,990	2,327,947
		61,777,200
Total		418,976,186

Information Technology – 15.0%
Communications Equipment - 0.5%
Ciena Corporation [1]	63,205	3,819,478
Digi International [1]	64,057	1,782,706
Extreme Networks [1]	80,752	1,068,349
Harmonic [1]	260,843	2,501,485
NetScout Systems [1]	50,000	1,050,500
		10,222,518
Electronic Equipment, Instruments & Components - 6.6%
Badger Meter	6,499	1,236,435
Bel Fuse Cl. B	34,676	2,595,845
Benchmark Electronics	44,932	1,708,764
Cognex Corporation	307,696	9,178,572
Coherent Corp. [1]	70,000	4,545,800
Crane NXT	164,446	8,452,524
CTS Corporation	29,872	1,241,182
ePlus [1]	24,622	1,502,681
Fabrinet [1]	21,323	4,211,506
FARO Technologies [1]	228,848	6,247,550
Insight Enterprises [1]	13,257	1,988,417
IPG Photonics [1]	51,100	3,226,454
Itron [1]	4,272	447,535
Knowles Corporation [1]	167,570	2,547,064
Littelfuse	34,070	6,702,932
Luna Innovations [1,2]	657,869	447,351
Mirion Technologies Cl. A [1]	253,000	3,668,500
nLIGHT [1]	69,993	543,846
PAR Technology [1]	389,239	23,875,920
PC Connection	30,465	1,901,625
Plexus [1]	6,180	791,843
Richardson Electronics	433,407	4,836,822
Rogers Corporation [1]	58,078	3,922,007
Sanmina Corporation [1]	76,372	5,818,019
ScanSource [1]	21,545	732,745
Teledyne Technologies [1]	9,660	4,807,879
TTM Technologies [1]	341,192	6,997,848
Vontier Corporation	233,853	7,682,071
		121,859,737
IT Services - 1.2%
DXC Technology [1]	154,348	2,631,633
Hackett Group (The)	392,058	11,455,935
Kyndryl Holdings [1]	232,009	7,285,083
		21,372,651
Semiconductors & Semiconductor Equipment - 4.6%
Allegro MicroSystems [1]	40,396	1,015,152
Axcelis Technologies [1]	62,931	3,125,783
Camtek	63,987	3,751,558
Cirrus Logic [1]	90,274	8,996,255
Cohu [1]	218,115	3,208,472
Diodes [1]	4,460	192,538
FormFactor [1]	306,823	8,680,023
Impinj [1]	137,426	12,464,538
Kulicke & Soffa Industries	166,642	5,495,853
MKS Instruments	101,778	8,157,507
Nova [1]	23,070	4,252,493
Onto Innovation [1]	57,596	6,988,699
PDF Solutions [1]	5,500	105,105
Penguin Solutions [1]	30,126	523,289
Photronics [1]	248,033	5,149,165
Qorvo [1]	2,652	192,031
Rambus [1]	92,554	4,791,983
Semtech Corporation [1]	7,500	258,000
Silicon Laboratories [1]	5,500	619,135
SiTime Corporation [1]	31,875	4,872,731
Synaptics [1]	6,053	385,697
Ultra Clean Holdings [1]	66,200	1,417,342
		84,643,349
Software - 2.1%
Adeia	152,375	2,014,397
Agilysys [1]	70,437	5,109,500
Alkami Technology [1]	102,181	2,682,251
Blend Labs Cl. A [1]	132,000	442,200
Clearwater Analytics Holdings Cl. A [1]	22,000	589,600
Computer Modelling Group	614,611	3,442,385
Consensus Cloud Solutions [1]	24,170	557,844
Coveo Solutions [1]	151,000	566,624
CyberArk Software [1]	900	304,200
Descartes Systems Group (The) [1]	8,500	857,055
Intapp [1]	36,232	2,115,224
InterDigital	9,795	2,025,116
JFrog [1]	217,500	6,960,000
NCR Voyix [1]	34,618	337,525
NextNav [1]	22,000	267,740
Progress Software	52,250	2,691,398
PROS Holdings [1]	46,664	888,016
Sapiens International	224,639	6,085,471
		37,936,546
Technology Hardware, Storage & Peripherals - 0.0%
Xerox Holdings	36,854	178,005
Total		276,212,806

Materials – 6.3%
Chemicals - 3.0%
Aspen Aerogels [1]	118,727	758,666
Element Solutions	599,992	13,565,819
Flotek Industries [1]	15,000	124,950
Hawkins	101,421	10,742,512
Ingevity Corporation [1]	257,478	10,193,554
Innospec	91,992	8,716,242
Quaker Houghton	96,870	11,974,101
		56,075,844
Containers & Packaging - 0.3%
Sealed Air	34,342	992,484
Silgan Holdings	84,063	4,297,300
		5,289,784
Metals & Mining - 2.5%
Alamos Gold Cl. A	690,303	18,444,217
Alpha Metallurgical Resources [1]	6,335	793,459
Commercial Metals	27,000	1,242,270
Gold Fields ADR	536,500	11,851,285
IAMGOLD Corporation [1]	500,000	3,125,000
Major Drilling Group International [1]	1,496,691	8,341,240
Metallus [1]	56,120	749,763
Olympic Steel	24,446	770,538
Worthington Steel	17,445	441,882
		45,759,654
Paper & Forest Products - 0.5%
Clearwater Paper [1]	36,477	925,421
Stella-Jones	128,680	6,102,028
Sylvamo Corporation	34,426	2,308,952
		9,336,401
Total		116,461,683

Real Estate – 2.6%
Diversified REITs - 0.0%
New York REIT [1,4]	15,000	100,950
Real Estate Management & Development - 2.6%
Colliers International Group	52,366	6,351,996
FirstService Corporation	79,585	13,207,131
FRP Holdings [1]	108,661	3,104,445
Kennedy-Wilson Holdings	904,415	7,850,322
Marcus & Millichap	270,495	9,318,553
St. Joe Company (The)	78,800	3,699,660
Tejon Ranch [1]	313,818	4,974,015
		48,506,122
Total		48,607,072

Utilities – 0.3%
Electric Utilities - 0.3%
MGE Energy	21,404	1,989,716
Otter Tail	30,371	2,440,917
		4,430,633
Gas Utilities - 0.0%
Chesapeake Utilities	2,722	349,587
Total		4,780,220

TOTAL COMMON STOCKS
(Cost $1,438,838,252)		1,760,455,596

INVESTMENT COMPANIES – 0.9%

Materials – 0.9%
Metals & Mining - 0.9%
VanEck Junior Gold Miners ETF	293,758	16,802,958
(Cost $10,332,361)		16,802,958

INVESTMENTS AT VALUE
(Cost $1,449,170,613)		1,777,258,554

REPURCHASE AGREEMENT – 2.5%
Fixed Income Clearing Corporation,
3.75% dated 3/31/25, due 4/1/25,
maturity value $46,393,054 (collateralized
by obligations of various U.S. Government
Agencies, 1.125-1.875% due 2/15/31-2/15/32, valued at $47,316,053)
(Cost $46,388,222)		46,388,222

TOTAL INVESTMENTS – 99.2%
(Cost $1,495,558,835)		1,823,646,776

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.8%		14,448,389

NET ASSETS – 100.0%		$1,838,095,165

For the purposes of this report, “ADR” shall mean American Depository Receipt and “ETF” shall mean Exchange-Traded Fund.

[1]	Non-income producing.
[2]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.
[3]	All or a portion of this security was pledged as collateral in connection with the Fund’s revolving credit agreement as of March 31, 2025. Total market value of the pledged security as of March 31, 2025, was $1,289,620.
[4]	A security for which market quotations are not readily available represents 0.0% of net assets. This security has been valued at its fair value under procedures approved by the Fund’s Board of Directors. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,500,028,929. As of March 31, 2025, net unrealized appreciation for all securities was $323,617,847, consisting of aggregate gross unrealized appreciation of $503,327,173 and aggregate gross unrealized depreciation of $179,709,326. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Small-Cap Trust, Inc. (the "Fund"), is a diversified closed-end investment company that was incorporated under the laws of the State of Maryland on July 1, 1986. The Fund commenced operations on November 26, 1986. Royce & Associates, LP, the Fund’s investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Fund are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by the Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Fund’s Board of Directors has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Fund’s Board of Directors and policies and procedures adopted by Royce in its capacity as valuation designee for the Fund. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Fund on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;
●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and
●	The Fund uses an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;
●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time the Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Fund as of March 31, 2025. Any Level 2 or Level 3 securities held by the Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,753,061,476	$7,293,170	$100,950	$1,760,455,596
Investment Companies	16,802,958	–	–	16,802,958
Repurchase Agreement	–	46,388,222	–	46,388,222

Level 3 Reconciliation:

					Net Change in
					Unrealized Gain (Loss)
	Balance as of			Realized	Currently Held	Securities No	Balance as of
	12/31/24	Purchases	Sales	Gain (Loss)	Securities	Longer Held	3/31/25
Common Stocks	$163,200	$–	$62,250	$0	$0	$–	$100,950

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund as of March 31, 2025, is next business day and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the “credit agreement”) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund pledges eligible portfolio securities as collateral and has granted a security interest in such pledged securities to, and in favor of, BNPPI as security for the loan balance outstanding. The amount of eligible portfolio securities required to be pledged as collateral is determined by BNPPI in accordance with the credit agreement. In determining collateral requirements, the value of eligible securities pledged as collateral is subject to discount by BNPPI based upon a variety of factors set forth in the credit agreement.

If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

As of March 31, 2025, the Fund had no outstanding borrowings under the credit agreement. The Fund and BNPPI may agree for the Fund to borrow again under the credit agreement, which borrowed amount may not exceed $150,000,000. During the three-month period ended March 31, 2025, the Fund had an average daily loan balance of $11,666,667. As of March 31, 2025, the aggregate value of rehypothecated securities was $0. As of April 8, 2025, the Fund had outstanding borrowings of $35,000,000 under the credit agreement.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).